Per Share Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share reconciliation [Abstract]
Net income (loss)	$ 3,889	$ 5,617	$ 1,427
Dividends on redeemable non-controlling interests	$ (7)	$ (7)	$ (7)
Earnings (loss) per share, Basic [Abstract]
Basic from continuing operations (in dollars in per share)	$ 11.86	$ 16.79	$ 4.25
Basic from discontinued operations (in dollars per share)	(0.02)	(0.02)	(0.01)
Earnings (loss) per share, Diluted [Abstract]
Diluted from continuing operations (in dollars in per share)	11.83	16.77	4.25
Diluted from discontinued operations (in dollars per share)	$ (0.02)	$ (0.02)	$ (0.01)
Continuing operations [Member]
Earnings per share reconciliation [Abstract]
Net income (loss)	$ 3,894	$ 5,623	$ 1,429
Dividends on redeemable non-controlling interests	(7)	(7)	(7)
Net (income) loss attributable to participating securities	(10)	(14)	(3)
Net income (loss) attributable to ordinary shareholders - Basic	3,877	5,602	1,419
Net income (loss) atrributable to ordinary shareholders, Diluted	$ 3,877	$ 5,602	$ 1,419
Weighted average number of shares outstanding reconciliation [Abstract]
Basic weighted average common stock outstanding (in share)	327	334	334
Effect of dilutive securities [Abstract]
Effect of dilutive securities (in shares)	1	0	0
Potential dilutive shares (in shares)	328	334	334
Discontinued operations [Member]
Earnings per share reconciliation [Abstract]
Net income (loss)	$ (5)	$ (6)	$ (2)
Dividends on redeemable non-controlling interests	0	0	0
Net (income) loss attributable to participating securities	0	0	0
Net income (loss) attributable to ordinary shareholders - Basic	(5)	(6)	(2)
Net income (loss) atrributable to ordinary shareholders, Diluted	$ (5)	$ (6)	$ (2)
Weighted average number of shares outstanding reconciliation [Abstract]
Basic weighted average common stock outstanding (in share)	327	334	334
Effect of dilutive securities [Abstract]
Effect of dilutive securities (in shares)	1	0	0
Potential dilutive shares (in shares)	328	334	334